Short-Term Debts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Short-Term Debts [Abstract]
Interest expenses	$ 690	$ 543	$ 506	$ 2,773
Weighted average interest rates of short-term debts	1.40%	1.50%
Percentage of short-term debts interest rate			1.50%